         CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES OF

                             AIM MID CAP STOCK FUND

                         Supplement dated March 23, 2005
            to the Prospectus dated November 19, 2004 as supplemented
      November 19, 2004, December 29, 2004 (Supplement A) and March 2, 2005

The Board of Trustees of AIM Stock Funds ("ASTF") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Mid Cap Stock Fund ("Mid Cap Stock"), a series of ASTF, would transfer all of its assets to AIM Capital Development Fund ("Capital Development"), a series of AIM Equity Funds ("AEF"). Upon closing of the transaction, shareholders of Mid Cap Stock will receive a corresponding class of shares of Capital Development in exchange for their shares of Mid Cap Stock, and Mid Cap Stock will cease operations.

The investment objectives of Mid Cap Stock and Capital Development are the same. Both funds seek to provide long-term growth of capital. Mid Cap Stock seeks to meet its objective by investing at least 80% of its net assets in mid-sized companies that can deliver consistently strong earnings growth, cash flow growth and return on equity, using "bottom up" research and focusing on company fundamentals and growth prospects. Capital Development seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies considering such factors as the growth prospects for a company's products, the economic outlook for its industry, a company's new product development, its operating management capabilities, the relationship between the price of the security and its estimated fundamental value, relevant market, economic and political environments, and financial characteristics, such as balance sheet analysis and return on assets.

The Plan requires approval by Mid Cap Stock shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about June 28, 2005. If the Plan is approved by shareholders of Mid Cap Stock and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

It is anticipated that Mid Cap Stock will be closed to new investors during the second quarter of 2005.

                          INSTITUTIONAL CLASS SHARES OF

                             AIM MID CAP STOCK FUND

                         Supplement dated March 23, 2005
            to the Prospectus dated November 19, 2004 as supplemented
      November 19, 2004, December 29, 2004 (Supplement A) and March 2, 2005

The Board of Trustees of AIM Stock Funds ("ASTF") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Mid Cap Stock Fund ("Mid Cap Stock"), a series of ASTF, would transfer all of its assets to AIM Capital Development Fund ("Capital Development"), a series of AIM Equity Funds ("AEF"). Upon closing of the transaction, shareholders of Mid Cap Stock will receive a corresponding class of shares of Capital Development in exchange for their shares of Mid Cap Stock, and Mid Cap Stock will cease operations.

The investment objectives of Mid Cap Stock and Capital Development are the same. Both funds seek to provide long-term growth of capital. Mid Cap Stock seeks to meet its objective by investing at least 80% of its net assets in mid-sized companies that can deliver consistently strong earnings growth, cash flow growth and return on equity, using "bottom up" research and focusing on company fundamentals and growth prospects. Capital Development seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies considering such factors as the growth prospects for a company's products, the economic outlook for its industry, a company's new product development, its operating management capabilities, the relationship between the price of the security and its estimated fundamental value, relevant market, economic and political environments, and financial characteristics, such as balance sheet analysis and return on assets.

The Plan requires approval by Mid Cap Stock shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about June 28, 2005. If the Plan is approved by shareholders of Mid Cap Stock and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

It is anticipated that Mid Cap Stock will be closed to new investors during the second quarter of 2005.